Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005502
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	Investor Class
Trading Symbol	TRRFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - Investor Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark contributed. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,618	9,945	9,744
2015	9,768	9,988	9,877
2016	9,503	10,164	9,732
2016	10,015	10,299	10,079
2016	10,349	10,539	10,330
2016	10,210	10,205	10,193
2017	10,612	10,308	10,476
2017	10,884	10,462	10,671
2017	11,100	10,591	10,839
2017	11,333	10,533	11,075
2018	11,373	10,360	11,088
2018	11,381	10,423	11,143
2018	11,565	10,480	11,336
2018	11,264	10,391	11,073
2019	11,598	10,689	11,334
2019	11,759	11,090	11,472
2019	12,197	11,546	11,894
2019	12,483	11,513	12,180
2020	12,439	11,937	12,133
2020	12,412	12,134	12,282
2020	13,339	12,293	12,887
2020	13,783	12,351	13,198
2021	14,257	12,102	13,369
2021	14,841	12,085	13,718
2021	15,213	12,283	14,026
2021	15,032	12,209	13,920
2022	14,584	11,782	13,564
2022	13,849	11,091	12,945
2022	13,381	10,868	12,608
2022	13,481	10,641	12,667
2023	13,486	10,637	12,747
2023	13,695	10,854	12,970
2023	14,076	10,738	13,206
2023	14,211	10,767	13,311
2024	14,996	10,991	13,912
2024	15,317	10,995	14,133
2024	15,970	11,522	14,797
2024	16,291	11,507	14,959
2025	16,362	11,629	15,089
2025	16,468	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2005 Fund (Investor Class)	7.52%	5.82%	5.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,188,450,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,188,450 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.5%
Domestic Equity Funds	29.6
International Bond Funds	14.7
International Equity Funds	11.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.8%
T. Rowe Price New Income Fund	16.0
T. Rowe Price International Bond Fund (USD Hedged)	6.2
T. Rowe Price Value Fund	5.8
T. Rowe Price Growth Stock Fund	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price International Value Equity Fund	3.4
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049236
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	Advisor Class
Trading Symbol	PARGX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - Advisor Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark contributed. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,617	9,945	9,744
2015	9,760	9,988	9,877
2016	9,493	10,164	9,732
2016	9,991	10,299	10,079
2016	10,318	10,539	10,330
2016	10,178	10,205	10,193
2017	10,572	10,308	10,476
2017	10,828	10,462	10,671
2017	11,037	10,591	10,839
2017	11,261	10,533	11,075
2018	11,292	10,360	11,088
2018	11,292	10,423	11,143
2018	11,476	10,480	11,336
2018	11,167	10,391	11,073
2019	11,498	10,689	11,334
2019	11,641	11,090	11,472
2019	12,067	11,546	11,894
2019	12,352	11,513	12,180
2020	12,300	11,937	12,133
2020	12,264	12,134	12,282
2020	13,174	12,293	12,887
2020	13,597	12,351	13,198
2021	14,066	12,102	13,369
2021	14,624	12,085	13,718
2021	14,983	12,283	14,026
2021	14,793	12,209	13,920
2022	14,351	11,782	13,564
2022	13,614	11,091	12,945
2022	13,140	10,868	12,608
2022	13,239	10,641	12,667
2023	13,237	10,637	12,747
2023	13,431	10,854	12,970
2023	13,794	10,738	13,206
2023	13,916	10,767	13,311
2024	14,668	10,991	13,912
2024	14,983	10,995	14,133
2024	15,613	11,522	14,797
2024	15,915	11,507	14,959
2025	15,978	11,629	15,089
2025	16,070	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2005 Fund (Advisor Class)	7.25%	5.56%	4.86%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,188,450,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,188,450 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.5%
Domestic Equity Funds	29.6
International Bond Funds	14.7
International Equity Funds	11.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.8%
T. Rowe Price New Income Fund	16.0
T. Rowe Price International Bond Fund (USD Hedged)	6.2
T. Rowe Price Value Fund	5.8
T. Rowe Price Growth Stock Fund	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price International Value Equity Fund	3.4
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049237
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	R Class
Trading Symbol	RRTLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - R Class	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark contributed. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,617	9,945	9,744
2015	9,745	9,988	9,877
2016	9,479	10,164	9,732
2016	9,975	10,299	10,079
2016	10,286	10,539	10,330
2016	10,138	10,205	10,193
2017	10,529	10,308	10,476
2017	10,775	10,462	10,671
2017	10,981	10,591	10,839
2017	11,196	10,533	11,075
2018	11,219	10,360	11,088
2018	11,219	10,423	11,143
2018	11,392	10,480	11,336
2018	11,071	10,391	11,073
2019	11,395	10,689	11,334
2019	11,526	11,090	11,472
2019	11,947	11,546	11,894
2019	12,218	11,513	12,180
2020	12,159	11,937	12,133
2020	12,114	12,134	12,282
2020	12,997	12,293	12,887
2020	13,421	12,351	13,198
2021	13,862	12,102	13,369
2021	14,409	12,085	13,718
2021	14,761	12,283	14,026
2021	14,565	12,209	13,920
2022	14,109	11,782	13,564
2022	13,389	11,091	12,945
2022	12,916	10,868	12,608
2022	12,992	10,641	12,667
2023	12,987	10,637	12,747
2023	13,164	10,854	12,970
2023	13,517	10,738	13,206
2023	13,623	10,767	13,311
2024	14,363	10,991	13,912
2024	14,656	10,995	14,133
2024	15,255	11,522	14,797
2024	15,536	11,507	14,959
2025	15,587	11,629	15,089
2025	15,676	11,596	15,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2005 Fund (R Class)	6.96%	5.29%	4.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	4.42	4.31

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,188,450,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,188,450 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.5%
Domestic Equity Funds	29.6
International Bond Funds	14.7
International Equity Funds	11.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.8%
T. Rowe Price New Income Fund	16.0
T. Rowe Price International Bond Fund (USD Hedged)	6.2
T. Rowe Price Value Fund	5.8
T. Rowe Price Growth Stock Fund	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price International Value Equity Fund	3.4
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244825
Shareholder Report [Line Items]
Fund Name	Retirement 2005 Fund
Class Name	I Class
Trading Symbol	TRAJX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2005 Fund - I Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark contributed. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	513,778	512,174	513,597
2/29/24	542,240	522,826	536,763
5/31/24	554,289	523,046	545,292
8/31/24	578,389	548,095	570,912
11/30/24	589,975	547,386	577,163
2/28/25	592,735	553,193	582,184
5/31/25	597,079	551,599	588,404

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2005 Fund (I Class)	7.72%	12.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	6.56
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	11.10

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,188,450,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,188,450 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	40.5%
Domestic Equity Funds	29.6
International Bond Funds	14.7
International Equity Funds	11.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.8%
T. Rowe Price New Income Fund	16.0
T. Rowe Price International Bond Fund (USD Hedged)	6.2
T. Rowe Price Value Fund	5.8
T. Rowe Price Growth Stock Fund	5.5
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price U.S. Large-Cap Core Fund	4.0
T. Rowe Price Dynamic Global Bond Fund	3.7
T. Rowe Price International Value Equity Fund	3.4
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless